Subsequent events - Additional Information (Detail) - EUR (€)	6 Months Ended			12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 11, 2022	Jul. 28, 2022
Disclosure of non-adjusting events after reporting period [line items]
Employee benefits expense		€ 198,534,000	€ 160,201,000	€ 367,762,000	€ 282,659,000	€ 331,944,000
Borrowings		552,648,000		€ 628,938,000	€ 664,751,000
Entering into significant commitments or contingent liabilities | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Term of collaboration agreement							3 years
Revolving Lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		€ 100,000,000
Term of borrowings		7 years
ESG target affecting interest rate, raw materials, as a percent		50.00%
ESG target affecting interest rate, renewable energy, as a percent		100.00%
Revolving Lines | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Borrowings								€ 190,000,000
Term of borrowings								7 years
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Special bonus per employee	€ 1,000
Employee benefits expense	€ 2,000,000